Segments - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	Sep. 30, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2020 USD ($) Segment	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment										2
Loss on sale of assets and businesses	$ (10,000)									$ 56,916	$ 235,301	$ 30,741
Revenues		$ 693,110	$ 704,666	$ 772,110	$ 730,231	$ 869,027	$ 807,895	$ 855,108	$ 832,900	2,900,117	3,364,930	3,198,951
Foreign Sales [Member]
Segment Reporting Information [Line Items]
Revenues										724,193	960,299	$ 758,936
Long-Lived assets in foreign countries		$ 205,243				$ 294,990				205,243	$ 294,990
Corporate [Member]
Segment Reporting Information [Line Items]
Loss on sale of assets and businesses										$ 67,037